Debentures - Summary of detailed information about debentures issued (Details)	12 Months Ended
	Dec. 31, 2020 BRL (R$) unit	Dec. 31, 2019 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Quantity Issued (units) | unit	800,000,000
Book value	R$ 335,250,000	R$ 835,230,000
1st Issuance
Disclosure of detailed information about borrowings [line items]
Quantity Issued (units) | unit	400,000,000
Annual rate	8.00%
Issuance date	9/28/2018
Maturity date	9/28/2020
Unit value at issuance	R$ 1,000.00
Unit value at period-end	0
Book value	R$ 0
2nd Issuance
Disclosure of detailed information about borrowings [line items]
Quantity Issued (units) | unit	400,000,000
Annual rate	7.50%
Issuance date	5/15/2019
Maturity date	5/15/2022
Unit value at issuance	R$ 1,000.00
Unit value at period-end	1,002.57
Book value	R$ 335,250,000